Cover	Oct. 13, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-249000
Entity Registrant Name	BRIDGETOWN HOLDINGS LIMITED
Entity Central Index Key	0001815086
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o 38/F Champion Tower
Entity Address, Address Line Two	3 Garden Road
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+852
Local Phone Number	2514 8888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	BTWN
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	BTWNW
Security Exchange Name	NASDAQ
Units, each consisting of one Class A Ordinary Share and one-third of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-third of one Redeemable Warrant
Trading Symbol	BTWNU
Security Exchange Name	NASDAQ